UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 19, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      14873       385800   X                        385800
Apache Corp              Common    037411105      17984       241304   X                        241304
CGG Veritas Sponsored A  Common    204386106       7985       532700   X                        532700
Cabot Oil & Gas          Common    127097103      13573       522034   X                        522034
Cameron International C  Common    13342B105       5558       271100   X                        271100
Canadian Natural Resour  Common    136385101      13387       334837   X                        334837
Chevron Corp             Common    166764100      16212       219173   X                        219173
Devon Energy Corp        Common    25179M103      17509       266463   X                        266463
El Paso Corporation      Common    28336L109       8481      1083083   X                       1083083
Endeavour International  Common    29259G101       3558      7116430   X                       7116430
Equitable Res Inc        Common    294549100        792        23600   X                         23600
Exxon Mobil Corp         Common    30231G102      20035       250969   X                        250969
Forest Oil Corp          Common    346091705       5288       320670   X                        320670
Hess Corporation         Common    42809H107      19532       364124   X                        364124
National-Oilwell Varco,  Common    637071101       8196       335357   X                        335357
Noble Energy Inc         Common    655044105      14997       304684   X                        304684
Occidental Petroleum Co  Common    674599105      18387       306503   X                        306503
Petroleo Brasileiro Sa   Common    71654V101       9919       486000   X                        486000
Pride International Inc  Common    74153Q102        243        15200   X                         15200
Range Resouces Corp      Common    75281A109      13988       406757   X                        406757
Royal Dutch Shell Plc C  Common    780259206        564        10650   X                         10650
Schlumberger LTD         Common    806857108       8061       190424   X                        190424
Southern Union Company   Common    844030106       4551       348985   X                        348985
Southwestern Energy Co   Common    845467109      12047       415828   X                        415828
Talisman Energy, Inc     Common    87425E103      12496      1250889   X                       1250889
Transocean Inc Switzerl  Common    H8817H100      10200       215879   X                        215879
Weatherford Internation  Common    G95089101        225        20800   X                         20800
Whiting Petroleum Corpo  Common    966387102        505        15100   X                         15100
Williams Companies       Common    969457100      10970       757629   X                        757629
XTO Energy Inc           Common    98385X106      14308       405667   X                        405667

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  304,423